STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Non-interest bearing cash	$ 1,920	$ 2,142
Investments, at fair value
Total investments	255,912,288	211,089,047
Other receivables	4,721	0
Notes receivable from participants	1,611,115	1,261,443
Total receivables	1,615,836	1,261,443
Net assets available for benefits	257,530,044	212,352,632
Mutual funds
Investments, at fair value
Total investments	74,651,689	62,109,137
SPS Commerce, Inc. common stock
Investments, at fair value
Total investments	10,714,050	19,378,857
Common collective trust funds
Investments, at fair value
Total investments	$ 170,546,549	$ 129,601,053